UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 67.4%
FHLMC - 6.7%
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	7/1/20	$10,637	$11,872
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	513,163	580,258
Federal Home Loan Mortgage Corp. (FHLMC)	2.562%	2/1/32	141,090	148,661	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.499%	4/1/32	955,490	984,864	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.623%	5/1/32	454,854	464,448	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.378%	7/1/32	213,552	223,767	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/33	1,219,288	1,314,939
Federal Home Loan Mortgage Corp. (FHLMC)	2.577%	4/1/34	1,576,765	1,658,146	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	3.268%	12/1/36	180,877	192,697	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.987%	1/1/37	167,837	179,207	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.694%	2/1/37	95,851	102,081	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	6.152%	2/1/37	89,139	94,355	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.728%	4/1/37	347,895	370,364	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.560%	5/1/37	600,714	639,140	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.763%	5/1/37	219,601	234,346	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.866%	5/1/37	227,383	242,067	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.509%	12/1/37	372,536	398,839	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	8/1/38	9,612,071	10,455,229
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/40	9,530,681	10,099,344
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	11/1/15-7/1/32	1,111,008	1,281,659
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/16-4/1/37	2,397,676	2,668,152
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/17-1/1/32	1,124,545	1,224,705
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	12/1/19	3,958	4,210
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	7/1/21-11/1/35	3,607,515	3,906,416
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	9/1/33	4,181,766	4,509,817

Total FHLMC				41,989,583

FNMA - 40.4%
Federal National Mortgage Association (FNMA)	12.500%	9/20/15-1/1/16	3,117	3,579
Federal National Mortgage Association (FNMA)	12.000%	1/1/16-1/15/16	12,988	14,923
Federal National Mortgage Association (FNMA)	5.500%	5/1/16-12/1/36	31,507,739	34,398,833
Federal National Mortgage Association (FNMA)	6.500%	7/1/16-8/1/36	40,230,558	45,304,134
Federal National Mortgage Association (FNMA)	5.000%	2/1/18-4/1/41	32,322,811	34,983,358
Federal National Mortgage Association (FNMA)	8.500%	8/1/19-10/1/30	265,839	309,540
Federal National Mortgage Association (FNMA)	11.500%	9/1/19	87	92
Federal National Mortgage Association (FNMA)	10.500%	8/1/20	5,048	5,941
Federal National Mortgage Association (FNMA)	7.000%	1/1/25-9/1/34	17,411,903	19,869,509
Federal National Mortgage Association (FNMA)	7.500%	8/1/28-4/1/32	832,456	974,715
Federal National Mortgage Association (FNMA)	6.000%	2/1/29-2/1/37	8,981,267	9,975,748
Federal National Mortgage Association (FNMA)	2.402%	6/1/32	85,187	85,860	(a)
Federal National Mortgage Association (FNMA)	1.936%	1/1/35	1,380,131	1,445,290	(a)
Federal National Mortgage Association (FNMA)	2.503%	1/1/35	875,989	919,973	(a)
Federal National Mortgage Association (FNMA)	1.922%	2/1/35	500,177	523,698	(a)
Federal National Mortgage Association (FNMA)	1.965%	2/1/35	814,460	851,002	(a)
Federal National Mortgage Association (FNMA)	5.290%	9/1/35	2,065,322	2,198,829	(a)
Federal National Mortgage Association (FNMA)	3.245%	2/1/36	1,339,774	1,406,669	(a)
Federal National Mortgage Association (FNMA)	3.847%	6/1/36	349,434	369,890	(a)
Federal National Mortgage Association (FNMA)	5.657%	7/1/37	628,961	671,340	(a)
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-6/1/41	11,366,564	12,104,908
Federal National Mortgage Association (FNMA)	3.500%	10/13/41	2,700,000	2,774,672	(b)
Federal National Mortgage Association (FNMA)	4.000%	10/13/41	42,600,000	44,663,438	(b)
Federal National Mortgage Association (FNMA)	4.500%	10/13/41	3,800,000	4,032,156	(b)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - continued
Federal National Mortgage Association (FNMA)	5.000%	10/13/41	$31,300,000	$33,671,961	(b)

Total FNMA				251,560,058

GNMA - 20.3%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	132,791	158,207
Government National Mortgage Association (GNMA)	7.000%	2/15/28-3/15/36	11,313,126	13,222,643
Government National Mortgage Association (GNMA)	7.500%	4/15/29-10/15/31	346,480	398,197
Government National Mortgage Association (GNMA)	6.500%	10/15/31-10/20/37	4,503,007	5,142,198
Government National Mortgage Association (GNMA)	6.000%	11/15/32	1,518,555	1,702,255
Government National Mortgage Association (GNMA)	5.000%	9/15/33-5/20/41	44,222,446	48,683,190
Government National Mortgage Association (GNMA)	4.500%	2/15/40-3/15/40	7,410,852	8,081,949
Government National Mortgage Association (GNMA)	4.000%	10/20/41	8,100,000	8,665,734	(b)
Government National Mortgage Association (GNMA)	4.500%	10/20/41	29,700,000	32,275,545	(b)
Government National Mortgage Association (GNMA)	6.000%	10/20/41	1,500,000	1,671,985	(b)
Government National Mortgage Association (GNMA)	1.274%	8/20/58	138,448	138,469	(a)(c)
Government National Mortgage Association (GNMA), PO	2.013%	6/20/60	5,631,387	5,947,871	(a)

Total GNMA				126,088,243

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $408,088,974)				419,637,884

ASSET-BACKED SECURITIES - 2.2%
ACE Securities Corp., 2004-OP1 M1	1.015%	4/25/34	1,443,217	1,050,112	(a)
ACE Securities Corp., 2005-SD3 A	0.635%	8/25/45	167,924	157,014	(a)
ACE Securities Corp., 2006-GP1 A	0.365%	2/25/31	111,141	85,421	(a)
ACE Securities Corp., 2006-SD1 A1B	0.585%	2/25/36	499,358	446,957	(a)
ACE Securities Corp., 2006-SL2 A	0.575%	1/25/36	1,197,268	79,286	(a)
Ameriquest Mortgage Securities Inc., 2004-R7 A6	0.605%	8/25/34	295,461	287,907	(a)
Argent Securities Inc., 2004-W6 AF	3.623%	5/25/34	1,218,800	1,084,414
Bayview Financial Acquisition Trust, 2006-B 2A4	0.507%	4/28/36	790,848	588,612	(a)
Compucredit Acquired Portfolio Voltage Master Trust, 2006-1A A1	0.399%	9/15/18	1,196,265	1,139,250	(a)(d)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	88,056	73,292	(a)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.565%	7/25/36	1,287,428	708,270	(a)(d)
Countrywide Home Equity Loan Trust, 2004-I A	0.519%	2/15/34	765,957	544,011	(a)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.369%	7/15/36	207,841	130,473	(a)
Countrywide Home Equity Loan Trust, 2007-GW A	0.979%	8/15/37	256,763	205,573	(a)
EMC Mortgage Loan Trust, 2006-A A1	0.685%	12/25/42	1,729,302	1,344,705	(a)(c)(d)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.445%	11/25/36	481,749	293,528	(a)
GSAMP Trust, 2003-SEA A1	0.635%	2/25/33	203,002	145,637	(a)
GSAMP Trust, 2006-S4 A1	0.325%	5/25/36	125,388	11,007	(a)
Indymac Seconds Asset Backed Trust, 2006-A A	0.365%	6/25/36	402,605	51,474	(a)
Lehman XS Trust, 2005-5N 3A1A	0.535%	11/25/35	571,738	398,934	(a)

Lehman XS Trust, 2006-GP4 3A1A	0.320%	8/25/46	10	10	(a)
Long Beach Mortgage Loan Trust, 2001-3 M1	1.060%	9/25/31	967,953	698,199	(a)
Morgan Stanley Mortgage Loan Trust, 2006-4SL A1	0.385%	3/25/36	640,106	139,626	(a)
New Century Home Equity Loan Trust, 2003-B M2	2.710%	11/25/33	26,990	20,380	(a)
Novastar Home Equity Loan, 2003-2 A2	0.915%	9/25/33	985,938	882,606	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
RAAC Series, 2006-RP2 A	0.485%	2/25/37	$112,028	$79,923	(a)(d)
RAAC Series, 2006-RP3 A	0.505%	5/25/36	1,614,875	963,054	(a)(d)
Renaissance Home Equity Loan Trust, 2003-3 A	0.735%	12/25/33	769,846	618,620	(a)
Residential Funding Securities LLC, 2003-RP2 A1	0.685%	6/25/33	200,759	184,151	(a)(d)
SACO I Trust, 2006-4 A1	0.575%	3/25/36	501,974	167,646	(a)
SACO I Trust, 2006-6 A	0.495%	6/25/36	750,224	245,496	(a)
SACO I Trust, 2006-7 A1	0.495%	7/25/36	156,404	48,209	(a)
Structured Asset Investment Loan Trust, 2003-BC1 A2	0.915%	1/25/33	405,601	338,027	(a)
Structured Asset Securities Corp., 2006-ARS1 A1	0.345%	2/25/36	846,495	35,050	(a)(d)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.665%	3/25/37	393,108	337,508	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $21,282,074)				13,584,382

COLLATERALIZED MORTGAGE OBLIGATIONS - 28.6%
Adjustable Rate Mortgage Trust, 2005-11 5A1	0.505%	2/25/36	961,504	537,774	(a)
American Home Mortgage Assets, 2006-3 3A12	0.425%	10/25/46	1,900,482	964,983	(a)
American Home Mortgage Assets, 2006-6 A1A	0.425%	12/25/46	1,496,982	659,935	(a)
Bear Stearns Alt-A Trust, 2004-10 1A1	0.915%	9/25/34	404,557	345,513	(a)
Bear Stearns ARM Trust, 2005-12 11A1	2.917%	2/25/36	213,123	143,740	(a)
CBA Commercial Small Balance Commercial Mortgage, 2006-1A A	0.485%	6/25/38	1,104,103	564,499	(a)(d)
Countrywide Alternative Loan Trust, 2004-6CB A	0.525%	5/25/34	1,112,215	851,033	(a)
Countrywide Alternative Loan Trust, 2005-17 1A1	0.495%	7/25/35	484,566	299,266	(a)
Countrywide Alternative Loan Trust, 2005-24 1A1	1.552%	7/20/35	119,170	66,904	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.461%	7/20/35	1,324,464	838,632	(a)
Countrywide Alternative Loan Trust, 2005-44 1A1	0.565%	10/25/35	520,500	284,183	(a)
Countrywide Alternative Loan Trust, 2005-59 1A1	0.543%	11/20/35	133,979	76,060	(a)
Countrywide Alternative Loan Trust, 2005-59 1A2A	0.611%	11/20/35	133,979	28,888	(a)
Countrywide Alternative Loan Trust, 2005-72 A1	0.505%	1/25/36	83,062	52,708	(a)
Countrywide Alternative Loan Trust, 2005-IM1 A1	0.535%	1/25/36	682,368	381,225	(a)
Countrywide Alternative Loan Trust, 2006-OA2 X1P	1.000%	5/20/46	141,814,727	9,661,128	(a)(c)
Countrywide Alternative Loan Trust, 2006-OA9 2A1B	0.431%	7/20/46	507,298	197,291	(a)
Countrywide Home Loan, 2003-HYB1 1A1	2.792%	5/19/33	123,344	108,775	(a)
Countrywide Home Loan, 2003-J10 1A2	5.250%	11/25/33	37,601	37,570
Countrywide Home Loans, 2004-R1 1AF	0.635%	11/25/34	600,083	496,266	(a)(d)
Countrywide Home Loans, 2004-R2 1AF1	0.655%	11/25/34	296,043	244,611	(a)(d)
Countrywide Home Loans, 2005-R3 AF	0.635%	9/25/35	1,636,520	1,375,828	(a)(d)
Countrywide Home Loans, 2006-R2 AF1	0.655%	7/25/36	989,119	844,123	(a)(d)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.535%	5/25/35	307,633	197,535	(a)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.595%	3/25/35	151,793	123,864	(a)(d)
CS First Boston Mortgage Securities Corp., Whole Loan, 2002-10 2A1	7.500%	5/25/32	532,937	551,538
Deutsche Mortgage Securities Inc., 2005-WF1 1A3	5.239%	6/26/35	2,020,000	1,865,289	(a)(d)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.771%	2/25/48	1,298,254	1,301,344	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	121,832	137,914
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	6,514,764	7,735,336
Federal Home Loan Mortgage Corp. (FHLMC), 3738 BP	4.000%	12/15/38	1,200,000	1,276,444
Federal Home Loan Mortgage Corp. (FHLMC), 3886 SA, IO	6.271%	7/15/41	13,775,278	1,913,297	(a)
Federal Home Loan Mortgage Corp. (FHLMC), K007 X1, IO	1.411%	4/25/20	5,529,276	417,725	(a)
Federal Home Loan Mortgage Corp. (FHLMC), K008 X1, IO	1.841%	6/25/20	4,064,044	412,813	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Federal Home Loan Mortgage Corp. (FHLMC), K009 X1, IO	1.684%	8/25/20	$22,092,678	$2,053,559	(a)
Federal Home Loan Mortgage Corp. (FHLMC), PAC IO, 2638 DI	5.000%	5/15/23	387,761	35,733
Federal National Mortgage Association (FNMA), 2004-100 FA	0.435%	1/25/35	2,759,447	2,752,448	(a)
Federal National Mortgage Association (FNMA), 2010-110 AE	9.750%	11/25/18	3,603,921	4,281,719
Federal National Mortgage Association (FNMA), 2010-2 AI, IO	5.500%	2/25/40	4,891,903	725,252
Federal National Mortgage Association (FNMA), 2011-15 AB	9.750%	8/25/19	2,472,460	2,905,543
Federal National Mortgage Association (FNMA), 354 2, IO	5.500%	12/1/34	5,290,071	745,886
Federal National Mortgage Association (FNMA), 383 18, IO	5.500%	1/1/38	1,628,376	240,964
Federal National Mortgage Association (FNMA), 383 20, IO	5.500%	7/1/37	1,145,535	163,082
Federal National Mortgage Association (FNMA), 5407 43, Strip IO	6.000%	1/25/38	20,269,536	2,776,468
FHLMC Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.414%	6/25/46	32,750,741	2,810,014	(a)
Government National Mortgage Association (GNMA), 2002-57 FK	0.729%	8/16/32	1,972,580	1,983,842	(a)
Government National Mortgage Association (GNMA), 2003-24 S, IO	6.311%	3/16/33	2,696,058	515,856	(a)
Government National Mortgage Association (GNMA), 2003-42 SE, IO	6.371%	1/16/30	3,403,541	671,071	(a)
Government National Mortgage Association (GNMA), 2004-59 FP, IO	0.529%	8/16/34	3,202,381	3,219,081	(a)
Government National Mortgage Association (GNMA), 2004-81 SK, IO	5.971%	10/16/34	3,481,137	598,282	(a)
Government National Mortgage Association (GNMA), 2005-3 SJ, IO	5.870%	1/20/35	4,730,975	727,977	(a)
Government National Mortgage Association (GNMA), 2006-25 SI, IO	6.470%	5/20/36	3,942,584	534,826	(a)
Government National Mortgage Association (GNMA), 2007-17 IB, IO	6.020%	4/20/37	16,388,387	4,523,926	(a)
Government National Mortgage Association (GNMA), 2007-26 SL, IO	6.571%	5/16/37	4,700,570	1,147,249	(a)
Government National Mortgage Association (GNMA), 2007-45 QB, IO	6.370%	7/20/37	5,346,470	776,092	(a)
Government National Mortgage Association (GNMA), 2009-035 SP, IO, PAC	6.171%	5/16/37	704,208	83,821	(a)
Government National Mortgage Association (GNMA), 2009-087 TS, IO	5.870%	7/20/35	731,380	111,123	(a)
Government National Mortgage Association (GNMA), 2009-104 KS, IO	6.271%	8/16/39	16,770,513	1,799,288	(a)
Government National Mortgage Association (GNMA), 2009-123 NS, IO	6.220%	12/20/39	6,347,468	1,126,153	(a)
Government National Mortgage Association (GNMA), 2009-26 SC, IO	6.171%	1/16/38	20,135,079	3,524,251	(a)
Government National Mortgage Association (GNMA), 2009-33 SK, IO	6.170%	5/20/39	28,872,366	3,315,145	(a)
Government National Mortgage Association (GNMA), 2009-41 PI, IO	4.500%	9/16/37	57,675,851	7,609,325
Government National Mortgage Association (GNMA), 2009-47 KS, IO	5.821%	6/16/39	21,000,364	2,510,621	(a)
Government National Mortgage Association (GNMA), 2009-H01 FA	1.381%	11/20/59	1,320,726	1,346,751	(a)(c)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Government National Mortgage Association (GNMA), 2010-014 SA, IO	7.770%	12/20/32	$360,032	$50,048	(a)
Government National Mortgage Association (GNMA), 2010-014 SC, IO	4.579%	8/20/35	749,936	126,753	(a)
Government National Mortgage Association (GNMA), 2010-014 SH, IO	5.771%	2/16/40	369,369	66,823	(a)
Government National Mortgage Association (GNMA), 2010-039 SP, IO	6.320%	11/20/38	100,000	14,540	(a)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.250%	4/20/40	83,201	13,355	(a)
Government National Mortgage Association (GNMA), 2010-047 AS, IO	6.210%	4/20/40	998,417	167,531	(a)
Government National Mortgage Association (GNMA), 2010-057 QS, IO	6.270%	5/20/40	2,832,582	464,506	(a)
Government National Mortgage Association (GNMA), 2010-059 LB	4.500%	10/20/39	3,700,000	4,159,685
Government National Mortgage Association (GNMA), 2010-060 S, IO	6.270%	5/20/40	512,118	90,046	(a)
Government National Mortgage Association (GNMA), 2010-062 SB, IO	5.520%	5/20/40	3,417,832	440,095	(a)
Government National Mortgage Association (GNMA), 2010-069 SP, IO	6.420%	6/20/38	2,200,000	330,018	(a)
Government National Mortgage Association (GNMA), 2010-076 SH, IO	6.270%	5/20/40	937,952	157,680	(a)
Government National Mortgage Association (GNMA), 2010-085 JS, IO	6.340%	4/20/40	83,753	12,736	(a)
Government National Mortgage Association (GNMA), 2010-087 SK, IO	6.271%	7/16/40	1,030,894	181,031	(a)
Government National Mortgage Association (GNMA), 2010-102, IO	1.770%	6/16/52	11,692,773	960,883	(a)
Government National Mortgage Association (GNMA), 2010-109 MI, IO	4.500%	10/20/37	4,123,649	623,974
Government National Mortgage Association (GNMA), 2010-115 SP, IO	5.170%	9/20/40	526,286	63,629	(a)
Government National Mortgage Association (GNMA), 2010-118, IO	1.849%	4/16/53	24,639,520	2,075,251	(a)
Government National Mortgage Association (GNMA), 2010-13, IO	1.139%	11/16/51	73,490,514	3,941,223	(a)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	26,647,253	5,317,161
Government National Mortgage Association (GNMA), 2010-166 JI, IO	4.500%	10/20/36	8,235,716	798,919
Government National Mortgage Association (GNMA), 2010-168 MI, IO	4.500%	7/20/37	6,625,089	692,785
Government National Mortgage Association (GNMA), 2010-20 SE, IO	6.020%	2/20/40	16,641,027	2,721,502	(a)
Government National Mortgage Association (GNMA), 2010-31 SD, IO	6.320%	5/20/33	6,819,767	1,225,267	(a)
Government National Mortgage Association (GNMA), 2010-31 SL, IO	5.871%	11/16/34	4,012,556	744,377	(a)
Government National Mortgage Association (GNMA), 2010-4 SI, IO	5.871%	11/16/34	8,726,490	1,566,706	(a)
Government National Mortgage Association (GNMA), 2010-41 HI, IO	5.000%	6/20/36	10,585,667	1,135,031

Government National Mortgage Association (GNMA), 2010-47 BS, IO	6.270%	4/20/40	41,600,728	7,036,613	(a)
Government National Mortgage Association (GNMA), 2010-59 SM, IO	5.771%	5/16/40	3,372,179	600,957	(a)
Government National Mortgage Association (GNMA), 2010-61 SK, IO	5.771%	5/16/40	7,877,372	1,321,565	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Government National Mortgage Association (GNMA), 2010-99 NI, IO	4.500%	9/20/37	$1,400,000	$324,089
Government National Mortgage Association (GNMA), 2010-H02 FA	0.901%	2/20/60	6,610,012	6,624,554	(a)
Government National Mortgage Association (GNMA), 2011-128 TS, IO	5.850%	5/16/41	27,500,000	6,978,903	(a)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	3,052,828	349,656
Government National Mortgage Association (GNMA), 2011-40 MI, IO	4.500%	1/16/38	5,992,269	871,821
Government National Mortgage Association (GNMA), 2011-40 SA, IO	5.901%	2/16/36	17,578,271	2,907,834	(a)
Greenpoint Mortgage Funding Trust, 2006-AR4 A1A	0.287%	9/25/46	6	6	(a)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.883%	6/25/34	2,730,023	2,482,736	(a)(d)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.585%	1/25/35	2,244,587	1,869,023	(a)(d)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.585%	9/25/35	286,945	232,307	(a)(d)
Harborview Mortgage Loan Trust, 2006-07 2A1A	0.430%	9/19/46	789,395	453,610	(a)
IMPAC CMB Trust, 2004-10 3A1	0.935%	3/25/35	884,017	657,867	(a)
IMPAC CMB Trust, 2004-7 1A1	0.975%	11/25/34	889,512	720,491	(a)
IMPAC CMB Trust, 2007-A A	0.485%	5/25/37	299,081	235,249	(a)
IMPAC Secured Assets Corp., 2004-3 1A4	1.035%	11/25/34	133,612	119,329	(a)
IMPAC Secured Assets Corp., 2005-2 A1	0.555%	3/25/36	593,019	257,376	(a)
IMPAC Secured Assets Corp., 2006-1 1A2B	0.435%	5/25/36	76,234	40,960	(a)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.673%	3/25/35	344,190	260,606	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	5.124%	10/25/35	1,084,930	797,757	(a)
Luminent Mortgage Trust, 2006-4 A1A	0.425%	5/25/46	334,421	154,878	(a)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.524%	12/25/34	24,809	18,476	(a)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1	0.445%	4/25/46	285,296	150,466	(a)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1	0.435%	5/25/47	354,446	173,558	(a)
MASTR Reperforming Loan Trust, 2006-2 1A1	5.352%	5/25/36	1,205,873	1,082,654	(a)(d)
Morgan Stanley Mortgage Loan Trust, 2004-6AR	2.772%	8/25/34	389,202	295,595	(a)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.305%	6/25/36	72,957	32,694	(a)
Nomura Asset Acceptance Corp., 2004-R1 A1	6.500%	3/25/34	133,575	136,320	(d)
Nomura Asset Acceptance Corp., 2004-R2 A1	6.500%	10/25/34	184,280	186,567	(a)(d)
Novastar Mortgage-Backed Notes, 2006-MTA1 2A1A	0.425%	9/25/46	569,965	401,362	(a)
Prime Mortgage Trust, 2006-CL1 A1	0.735%	2/25/35	702,532	541,180	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	2,680,087	2,367,430	(d)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.669%	5/25/35	81,207	68,434	(a)
Structured ARM Loan Trust, 2004-10 3A2	2.506%	8/25/34	2,718,226	2,403,884	(a)
Structured ARM Loan Trust, 2004-17 A1	2.136%	11/25/34	163,617	137,607	(a)
Structured ARM Loan Trust, 2005-11 3A	2.573%	5/25/35	2,880,867	2,206,973	(a)
Structured ARM Loan Trust, 2005-2 A2	0.485%	2/25/35	415,993	256,814	(a)
Structured ARM Loan Trust, 2005-5 A3	0.465%	5/25/35	179,797	151,551	(a)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.415%	7/25/46	364,434	204,931	(a)
Structured Asset Securities Corp., 2003-26A 3A5	2.466%	9/25/33	1,412,488	1,194,718	(a)
Structured Asset Securities Corp., 2005-RF1 A	0.585%	3/25/35	439,647	356,567	(a)(d)
Structured Asset Securities Corp., 2005-RF2 A	0.585%	4/25/35	1,674,364	1,342,258	(a)(d)
Structured Asset Securities Corp., 2005-RF3 1A	0.585%	6/25/35	651,270	516,707	(a)(d)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.135%	3/25/44	63,585	54,401	(a)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.145%	9/25/37	111,905	104,594	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.150%	9/25/37	$114,405	$111,729	(a)
Voyager Countywide Delaware Trust, 2009-1 3QB1	0.479%	3/16/30	2,680,283	1,051,597	(a)(d)(e)
WaMu Mortgage Pass-Through Certificates, 2003-AR11 A6	2.691%	10/25/33	5,292,280	4,989,546	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR07 2A	1.232%	7/25/46	447,642	270,685	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.555%	8/25/45	1,899,936	1,461,276	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.525%	10/25/45	151,287	116,974	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1A2	0.515%	11/25/45	290,363	198,760	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.505%	12/25/45	1,080,320	834,499	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.525%	12/25/45	120,696	91,047	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-0A5 1A	1.002%	6/25/47	712,958	445,684	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.580%	6/25/33	247,131	237,261	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $183,725,379)				178,243,923

CORPORATE BONDS & NOTES - 4.0%
FINANCIALS - 4.0%
Bank of America Corp., Senior Notes	5.000%	5/13/21	5,000,000	4,469,005
Citigroup Inc., Senior Notes	5.375%	8/9/20	5,000,000	5,189,185
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,000,000	4,941,920
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	5,000,000	5,062,600
Wells Fargo & Co.	4.600%	4/1/21	5,000,000	5,354,855

TOTAL CORPORATE BONDS & NOTES (Cost - $25,259,734)				25,017,565

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $638,356,161)				636,483,754

SHORT-TERM INVESTMENTS - 19.8%
U.S. Government Agencies - 14.8%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	11/1/11	25,500,000	25,495,892	(f)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120%	1/10/12	1,430,000	1,429,961	(f)(g)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.110%	1/12/12	100,000	99,997	(f)(g)
Federal Home Loan Mortgage Corp. (FHLMC), Discounted Notes	0.030%	1/11/12	250,000	249,993	(f)(g)
Federal National Mortgage Association (FNMA), Discount Notes	0.100%	1/17/12	200,000	199,994	(f)(g)
Federal National Mortgage Association (FNMA), Discount Notes	0.100%	1/17/12	110,000	109,997	(f)(g)
Federal National Mortgage Association (FNMA), Discount Notes	0.030%	1/18/12	390,000	389,988	(f)(g)
Federal National Mortgage Association (FNMA), Discount Notes	0.045%	2/1/12	180,000	179,994	(f)(g)

Federal National Mortgage Association (FNMA), Discount Notes	0.070%	4/18/12	26,400,000	26,395,644	(f)
Federal National Mortgage Association (FNMA), Discount Notes	0.110%	7/2/12	37,730,000	37,707,136	(f)

Total U.S. Government Agencies (Cost - $92,243,580)				92,258,596

U.S. Government Obligations - 5.0%
U.S. Treasury Bills (Cost - $30,995,136)	0.040%	2/23/12	31,000,000	30,996,621	(f)

TOTAL SHORT-TERM INVESTMENTS (Cost - $123,238,716)				123,255,217

TOTAL INVESTMENTS - 122.0% (Cost - $761,594,877#)				759,738,971

Liabilities in Excess of Other Assets - (22.0)%				(137,191,022)

TOTAL NET ASSETS - 100.0%				$622,547,949

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2011

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Illiquid security.

(f)	Rate shown represents yield-to-maturity.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CMB	— Cash Management Bill
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Mortgage Backed Securities Fund, formerly known as Legg Mason Western Asset Government Securities Fund, (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Mortgage-backed securities	—	$419,637,884	—	$419,637,884
Asset-backed securities	—	12,239,677	$1,344,705	13,584,382
Collateralized mortgage obligations	—	168,582,795	9,661,128	178,243,923
Corporate bonds & notes	—	25,017,565	—	25,017,565

Total long-term investments	—	$625,477,921	$11,005,833	$636,483,754

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	123,255,217	—	123,255,217

Total investments	—	$748,733,138	$11,005,833	$759,738,971

Other financial instruments:
Futures contracts	$1,111,783	—	—	$1,111,783
Total return swaps	—	$145,990	—	145,990

Total other financial instruments	$1,111,783	$145,990	—	$1,257,773

Total	$1,111,783	$748,879,128	$11,005,833	$760,996,744

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$31,954	—	—	$31,954
Total return swaps	—	$307,926	—	307,926

Total	$31,954	$307,926	—	$339,880

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	ASSET- BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	TOTAL
Balance as of December 31, 2010	—	$8,118,625	$8,118,625
Accrued premiums/discounts	—	—	—
Realized gain (loss)(1)	—	(1,547)	(1,547)
Change in unrealized appreciation (depreciation)(2)	—	4,728	4,728
Net purchases (sales)	—	9,510,627	9,510,627
Transfers into Level 3	$1,344,705	—	1,344,705
Transfers out of Level 3	—	(7,971,305)	(7,971,305)

Balance as of September 30, 2011	$1,344,705	$9,661,128	$11,005,833

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2011(2)	—	—	—

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction.

Notes to Schedule of Investments (unaudited) (continued)

However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(e) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Stripped securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest

Notes to Schedule of Investments (unaudited) (continued)

coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of September 30, 2011, the Fund held total return swaps with credit related contingent features which had a liability position of $307,926. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of September 30, 2011, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $200,000, which could be used to reduce the required payment.

(j) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,020,289
Gross unrealized depreciation	(25,876,195)

Net unrealized depreciation	$(1,855,906)

At September 30, 2011, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 30-Year Bonds	377	12/11	$53,094,194	$53,769,625	$675,431
U.S. Treasury 5-Year Notes	349	12/11	42,779,001	42,747,047	(31,954)
U.S. Treasury 10-Year Notes	349	12/11	45,256,353	45,402,719	146,366
U.S. Treasury Ultra Long-Term Bonds	21	12/11	3,041,139	3,331,125	289,986

Net unrealized gain on open futures contracts					$1,079,829

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2011, the Fund held TBA securities with a total cost of $127,290,088.

At September 30, 2011, the Fund held the following open swap contracts:

TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND		PERIODIC PAYMENTS RECEIVED BY THE FUND		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital Inc.	$812,307	1/12/38	MBX.FN30.650.67	**	1-Month LIBOR	‡	—	$6,476
Barclays Capital Inc.	80,000,000	3/1/12	1-Month LIBOR	‡	LGNMTRUU	**	—	139,514	*
Goldman Sachs Group Inc.	6,700,000	10/6/11	3.338% Monthly	‡	USD-CMM	**	—	(20,091	)*
UBS Warburg LLC	93,800,000	10/6/11	3.345% Monthly	‡	USD-CMM	**	—	(287,835	)*
Total	$181,312,307						—	$(161,936)

‡	Percentage shown is an annual percentage rate.

*	Swap contract is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

**	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2011.

	Futures Contracts		Swap Contracts, at value
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$1,111,783	$(31,954)	$145,990	$(307,926)	$917,893

During the period ended September 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$50,625
Futures contracts (to buy)	84,945,214
Futures contracts (to sell)†	117,142,863

Average Notional Balance
Total return swap contracts	$150,425,034

†	At September 30, 2011, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 22, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 22, 2011